Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties	$ 909,719	$ 2,915,303	$ 3,817,605	$ 6,513,572	$ 9,234,079	$ 8,021,823
Cost of revenue from related parties	131,000	377,283	493,096	763,663	1,302,498	707,322
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties	$ 17,570	$ 79,137	$ 87,168	$ 120,632	$ 238,824	$ 684,862